Derivative Instruments - Gain (Loss) for Derivative Instruments Not Designated or Qualifying as Hedging Instruments (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Derivative [Line Items]
Realized gains (losses)	$ 592	$ 80	$ 1,438	$ 559
Unrealized gains (losses)	4	310	3,287	(1,268)
Total	596	390	4,725	(709)
Interest rate swap agreements
Derivative [Line Items]
Realized gains (losses)	711	(154)	1,575	(894)
Unrealized gains (losses)	13	401	3,262	2
Total	724	247	4,837	(892)
Stock purchase warrant
Derivative [Line Items]
Realized gains (losses)			0	0
Unrealized gains (losses)			0	(287)
Total			0	(287)
Time-charter swap agreement
Derivative [Line Items]
Realized gains (losses)			0	1,106
Unrealized gains (losses)			0	(875)
Total			0	231
Forward freight agreements
Derivative [Line Items]
Realized gains (losses)	(119)	234	(137)	347
Unrealized gains (losses)	(9)	(91)	25	(108)
Total	$ (128)	$ 143	$ (112)	$ 239